Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	ERIC
Entity Registrant Name	ERICSSON LM TELEPHONE CO
Entity Central Index Key	0000717826
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Security Exchange Name	NASDAQ
Title of 12(b) Security	American Depositary Shares (each representing one B share)
Entity File Number	000-12033
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Torshamnsgatan 21
Entity Address, Postal Zip Code	164 83
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte AB	PricewaterhouseCoopers AB
Auditor Firm ID	1126	1419
Auditor Location	Stockholm, Sweden	Stockholm, Sweden
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Torshamnsgatan 21
Entity Address, Postal Zip Code	164 83
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
Contact Personnel Name	Jonas Stringberg
City Area Code	+46
Local Phone Number	10 719 0000
Contact Personnel Email Address	jonas.stringberg@ericsson.com
A shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	261,755,983
B shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,072,395,752
C shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0